Summary of Significant Accounting Policies (Details) - Schedule of Condensed consolidated balance sheets - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021
As Initially Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	$ 101,838	$ 92,229
Contract liabilities	1,944	2,439
Accrued expenses and other current liabilities	2,663	997
Total current liabilities	6,466	4,019
Accumulated deficit	(90,107)	(33,344)
Total shareholders’ deficit	(87,986)	(31,591)
Total liabilities, convertible preferred stock, and shareholders’ deficit	101,838	92,229
Adjustments [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets
Contract liabilities	(275)	75
Accrued expenses and other current liabilities	(271)	(191)
Total current liabilities	(546)	(116)
Accumulated deficit	546	116
Total shareholders’ deficit	546	116
Total liabilities, convertible preferred stock, and shareholders’ deficit
As Revised [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Total assets	101,838	92,229
Contract liabilities	1,669	2,514
Accrued expenses and other current liabilities	2,392	806
Total current liabilities	5,920	3,903
Accumulated deficit	(89,561)	(33,228)
Total shareholders’ deficit	(87,440)	(31,475)
Total liabilities, convertible preferred stock, and shareholders’ deficit	$ 101,838	$ 92,229